Investment Objectives and Goals	Apr. 30, 2026
NEOS S&P 500(R) High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS S&P 500® High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS S&P 500® High Income ETF (the “Fund”) seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.
NEOS Enhanced Income Aggregate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Enhanced Income Aggregate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS Enhanced Income Aggregate Bond ETF (the “Fund”) seeks to generate monthly income in a tax efficient manner.
NEOS Enhanced Income 1-3 Month T-Bill ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Enhanced Income 1-3 Month T-Bill ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS Enhanced Income 1-3 Month T-Bill ETF (the “Fund”) seeks to generate monthly income in a tax efficient manner.
NEOS Nasdaq-100(R) High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Nasdaq 100® High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS Nasdaq-100® High Income ETF (the “Fund”) seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation.
NEOS Bitcoin High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Bitcoin High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The NEOS Bitcoin High Income ETF (the “Fund”) seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products (“ETP”) that have direct exposure to Bitcoin.

NEOS Enhanced Income 20+ Year Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Enhanced Income 20+ Year Treasury Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS Enhanced Income 20+ Year Treasury Bond ETF (the “Fund”) seeks to generate monthly income in a tax efficient manner.
NEOS Enhanced Income Credit Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information - NEOS Enhanced Income Credit Select ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the NEOS Enhanced Income Credit Select ETF (the “Fund”) is to seek total return from income and capital appreciation while providing a tax efficient monthly income.
NEOS Nasdaq-100(R) Hedged Equity Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information - NEOS Nasdaq-100® Hedged Equity Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund”) seeks high monthly income in a tax efficient manner with a measure of downside protection.
NEOS Real Estate High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Real Estate High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS Real Estate High Income ETF (the “Fund”) seeks to generate high monthly income with the potential for equity appreciation.
NEOS Russell 2000 High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Russell 2000® High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS Russell 2000® High Income ETF (the “Fund”) seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation.
NEOS S&P 500(R) Hedged Equity Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information - NEOS S&P 500® Hedged Equity Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS S&P 500® Hedged Equity Income ETF (the “Fund”) seeks high monthly income in a tax efficient manner with a measure of downside protection.
NEOS Gold High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Gold High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The NEOS Gold High Income ETF (the “Fund”) seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products (“ETPs”) that have direct exposure to gold.

NEOS MSCI EAFE High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS MSCI EAFE High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS MSCI EAFE High Income ETF (the “Fund”) seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation.
NEOS MLP & Energy Infrastructure High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS MLP & Energy Infrastructure High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS MLP & Energy Infrastructure High Income ETF (the “Fund”) seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation.
NEOS Ethereum High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Ethereum High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The NEOS Ethereum High Income ETF (the “Fund”) seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products (“ETP”) that have direct exposure to Ether.

NEOS Long/Short Equity Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Long/Short Equity Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS Long/Short Equity Income ETF (the “Fund”) seeks to generate high monthly income with the potential for equity appreciation.